Schedule of Investments(a)
Invesco BuyBack AchieversTM ETF (PKW)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.40%
Communication Services-7.23%
Altice USA, Inc., Class A(b)(c)	203,734	$2,937,844
Charter Communications, Inc., Class A(b)	119,135	70,687,561
DHI Group, Inc.(b)	37,541	201,971
EchoStar Corp., Class A(b)	29,508	699,044
Lumen Technologies, Inc.	775,862	9,589,654
Nexstar Media Group, Inc., Class A	30,986	5,124,465
Sirius XM Holdings, Inc.	3,030,642	19,274,883
TrueCar, Inc.(b)	72,686	250,040
		108,765,462
Consumer Discretionary-22.67%
Aaron’s Co., Inc. (The)	23,857	505,053
Abercrombie & Fitch Co., Class A(b)	42,808	1,669,512
Advance Auto Parts, Inc.	47,250	10,938,847
AutoNation, Inc.(b)	49,662	5,413,158
AutoZone, Inc.(b)	15,636	31,058,569
Bath & Body Works, Inc.	195,291	10,949,966
Bed Bath & Beyond, Inc.(b)	76,579	1,243,643
Best Buy Co., Inc.	182,287	18,097,453
Big Lots, Inc.	23,142	969,881
Carriage Services, Inc.	12,618	634,938
Citi Trends, Inc.(b)(c)	6,441	313,806
Crocs, Inc.(b)	44,592	4,576,031
Dillard’s, Inc., Class A(c)	11,973	3,037,790
Dollar General Corp.	175,577	36,604,293
Domino’s Pizza, Inc.	27,572	12,535,610
eBay, Inc.	474,358	28,494,685
Flexsteel Industries, Inc.	5,127	127,714
Grand Canyon Education, Inc.(b)	30,366	2,541,027
Hibbett, Inc.	10,373	639,495
Jack in the Box, Inc.	15,923	1,449,789
Kirkland’s, Inc.(b)	9,772	165,440
Kohl’s Corp.	105,448	6,296,300
Laureate Education, Inc., Class A	137,299	1,736,832
Lowe’s Cos., Inc.	300,496	71,322,726
MGM Resorts International	355,357	15,180,851
Murphy USA, Inc.(c)	19,828	3,899,374
NVR, Inc.(b)	2,639	14,058,534
O’Reilly Automotive, Inc.(b)	51,056	33,275,748
PulteGroup, Inc.	191,853	10,108,735
Sleep Number Corp.(b)	17,161	1,227,011
Smith & Wesson Brands, Inc.	36,596	625,060
Taylor Morrison Home Corp., Class A(b)	93,121	2,857,883
Tempur Sealy International, Inc.	145,876	5,807,324
Tri Pointe Homes, Inc.(b)(c)	84,216	2,005,183
Zumiez, Inc.(b)	17,412	782,669
		341,150,930
Consumer Staples-1.66%
Hain Celestial Group, Inc. (The)(b)	71,670	2,618,105
Herbalife Nutrition Ltd.(b)(c)	84,969	3,612,032
Ingles Markets, Inc., Class A	10,833	833,383
JM Smucker Co. (The)	82,113	11,543,445
Post Holdings, Inc.(b)(c)	47,408	5,016,715
USANA Health Sciences, Inc.(b)	14,747	1,409,518
		25,033,198
Energy-2.60%
Antero Resources Corp.(b)	388	7,578
CNX Resources Corp.(b)	160,038	2,373,364
Dorian LPG Ltd.	30,417	361,658
	Shares	Value
Energy-(continued)
Magnolia Oil & Gas Corp., Class A	137,761	$2,979,770
Marathon Petroleum Corp.	466,465	33,468,864
		39,191,234
Financials-30.34%
Affiliated Managers Group, Inc.	30,804	4,503,853
Aflac, Inc.	501,277	31,490,221
Allstate Corp. (The)	217,231	26,213,265
Ally Financial, Inc.	262,520	12,527,454
Amerant Bancorp, Inc.	28,406	965,804
Ameriprise Financial, Inc.	85,111	25,900,128
Arlington Asset Investment Corp., Class A(b)	23,854	81,819
Assured Guaranty Ltd.	53,378	2,844,514
Atlanticus Holdings Corp.(b)	11,437	735,513
Bank of America Corp.	1,745,834	80,552,781
Bank of New York Mellon Corp. (The)	625,771	37,083,189
Brighthouse Financial, Inc.(b)	60,487	3,293,517
Capital One Financial Corp.	322,518	47,323,066
Civista Bancshares, Inc.	11,471	276,566
CNO Financial Group, Inc.	93,442	2,330,444
Columbia Financial, Inc.(b)	80,535	1,704,926
Comerica, Inc.	99,379	9,220,384
Consumer Portfolio Services, Inc.(b)	15,969	189,233
Credit Acceptance Corp.(b)(c)	11,017	5,944,333
Elevate Credit, Inc.(b)(c)	24,680	72,559
Encore Capital Group, Inc.(b)	18,792	1,212,084
Enstar Group Ltd.(b)	12,721	3,372,083
Equitable Holdings, Inc.	306,716	10,317,926
First Bancorp	155,828	2,267,297
First Financial Corp.	9,754	437,857
HarborOne Bancorp, Inc.	40,334	572,743
Hartford Financial Services Group, Inc. (The)	257,905	18,535,632
Hilltop Holdings, Inc.	59,833	1,976,284
HomeStreet, Inc.	15,496	755,430
Kearny Financial Corp.	56,870	735,898
Lincoln National Corp.	136,933	9,582,571
Loews Corp.	192,231	11,468,501
Meta Financial Group, Inc.	23,391	1,390,829
MetLife, Inc.	637,394	42,743,642
Mr. Cooper Group, Inc.(b)	56,925	2,285,539
Navient Corp.	122,129	2,128,708
Northfield Bancorp, Inc.	37,599	592,560
PennyMac Financial Services, Inc.(c)	44,730	2,804,571
Popular, Inc.	60,730	5,415,294
Provident Bancorp, Inc.	13,583	245,581
Radian Group, Inc.	135,891	3,042,600
Regional Management Corp.	7,511	381,258
RenaissanceRe Holdings Ltd. (Bermuda)	34,872	5,480,832
SLM Corp.	222,157	4,074,359
Synchrony Financial	414,689	17,661,605
Universal Insurance Holdings, Inc.	424	7,310
Virtu Financial, Inc., Class A	85,126	2,632,947
Voya Financial, Inc.(c)	84,107	5,715,912
Washington Federal, Inc.	49,424	1,730,829
WesBanco, Inc.	47,913	1,700,432
WSFS Financial Corp.	36,045	1,888,037
		456,410,720
Health Care-9.78%
Agios Pharmaceuticals, Inc.(b)	41,153	1,271,216
Allscripts Healthcare Solutions, Inc.(b)	92,880	1,878,034
Cigna Corp.	251,141	57,877,955
DaVita, Inc.(b)	77,215	8,367,789
See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
HCA Healthcare, Inc.	235,679	$56,574,744
Innoviva, Inc.(b)	52,658	844,108
Intercept Pharmaceuticals, Inc.(b)	22,389	366,956
McKesson Corp.	522	134,008
Quest Diagnostics, Inc.	92,958	12,551,189
Universal Health Services, Inc., Class B	55,407	7,206,234
		147,072,233
Industrials-6.26%
Acuity Brands, Inc.(c)	26,512	5,077,843
AECOM	107,755	7,449,103
Allison Transmission Holdings, Inc.	79,004	3,001,362
Avis Budget Group, Inc.(b)	42,978	7,571,864
CACI International, Inc., Class A(b)	17,676	4,374,103
Curtiss-Wright Corp.	29,734	3,948,378
Dycom Industries, Inc.(b)	22,870	1,927,712
JELD-WEN Holding, Inc.(b)	69,429	1,638,525
KAR Auction Services, Inc.(b)	91,806	1,305,481
L3Harris Technologies, Inc.	148,691	31,119,539
ManpowerGroup, Inc.	41,101	4,310,262
Masco Corp.	185,442	11,744,042
Owens Corning	76,144	6,753,973
RCM Technologies, Inc.(b)	7,944	54,496
Trinity Industries, Inc.	73,784	2,119,814
Triton International Ltd. (Bermuda)	170	10,272
Veritiv Corp.(b)	11,058	1,029,279
Wabash National Corp.	37,492	735,593
		94,171,641
Information Technology-12.24%
Amdocs Ltd.	94,433	7,166,520
Arrow Electronics, Inc.(b)	53,175	6,593,700
Box, Inc., Class A(b)	112,375	2,936,359
CDW Corp.	102,845	19,442,847
Diodes, Inc.(b)	34,112	3,165,253
Dropbox, Inc., Class A(b)	234,825	5,811,919
Fair Isaac Corp.(b)	20,731	10,261,638
Fortinet, Inc.(b)	246	73,121
Gartner, Inc.(b)	62,317	18,314,343
HP, Inc.	820,782	30,147,323
Oracle Corp.	890,633	72,283,774
Silicon Laboratories, Inc.(b)	30,452	5,030,366
Xerox Holdings Corp.	135,249	2,855,106
		184,082,269
	Shares	Value
Materials-6.31%
Ashland Global Holdings, Inc.	43,123	$4,141,533
Celanese Corp.	82,498	12,845,764
Crown Holdings, Inc.	96,893	11,084,559
DuPont de Nemours, Inc.	392,596	30,072,854
Louisiana-Pacific Corp.(c)	67,136	4,460,516
Nucor Corp.	216,566	21,959,792
Steel Dynamics, Inc.	150,378	8,348,986
Worthington Industries, Inc.	38,141	2,066,479
		94,980,483
Real Estate-0.31%
City Office REIT, Inc.	442	7,881
iStar, Inc.	52,646	1,130,309
SL Green Realty Corp.(c)	49,061	3,557,904
		4,696,094
Total Common Stocks & Other Equity Interests (Cost $1,499,136,010)		1,495,554,264
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,256,678)	1,256,678	1,256,678
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.49% (Cost $1,500,392,688)		1,496,810,942
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.43%
Invesco Private Government Fund, 0.02%(d)(e)(f)	38,055,187	38,055,187
Invesco Private Prime Fund, 0.11%(d)(e)(f)	88,777,681	88,795,433
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $126,852,509)		126,850,620
TOTAL INVESTMENTS IN SECURITIES-107.92% (Cost $1,627,245,197)		1,623,661,562
OTHER ASSETS LESS LIABILITIES-(7.92)%		(119,103,496)
NET ASSETS-100.00%		$1,504,558,066

See accompanying notes which are an integral part of this schedule.

Invesco BuyBack AchieversTM ETF (PKW)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,541,414	$24,090,520	$(24,375,256)	$-	$-	$1,256,678	$320
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	90,071,112	418,192,684	(470,208,609)	-	-	38,055,187	4,846*
Invesco Private Prime Fund	135,106,669	710,747,788	(757,036,867)	(1,890)	(20,267)	88,795,433	68,216*
Total	$226,719,195	$1,153,030,992	$(1,251,620,732)	$(1,890)	$(20,267)	$128,107,298	$73,382

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dividend AchieversTM ETF (PFM)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-4.51%
Activision Blizzard, Inc.	35,041	$2,768,589
AT&T, Inc.	321,213	8,190,931
Comcast Corp., Class A	205,732	10,284,543
John Wiley & Sons, Inc., Class A	2,110	107,082
Telephone & Data Systems, Inc.	4,821	95,456
Verizon Communications, Inc.	189,416	10,082,614
		31,529,215
Consumer Discretionary-8.75%
Best Buy Co., Inc.	11,065	1,098,533
Churchill Downs, Inc.(b)	1,744	366,763
Dillard’s, Inc., Class A(b)	758	192,320
Gentex Corp.	10,635	333,939
Genuine Parts Co.	6,394	851,873
Hasbro, Inc.	6,215	574,763
Home Depot, Inc. (The)	47,074	17,275,217
Leggett & Platt, Inc.	6,007	239,379
Lithia Motors, Inc., Class A	1,381	403,432
Lowe’s Cos., Inc.	30,306	7,193,129
McDonald’s Corp.	33,755	8,757,735
Monro, Inc.(b)	1,529	76,037
NIKE, Inc., Class B	57,662	8,538,012
PetMed Express, Inc.	955	24,668
Polaris, Inc.(b)	2,742	308,722
Pool Corp.	1,853	882,491
Service Corp. International	7,420	457,962
Starbucks Corp.	52,770	5,188,346
Target Corp.	21,547	4,749,605
Thor Industries, Inc.(b)	2,507	237,137
Tractor Supply Co.	5,115	1,116,656
VF Corp.	17,660	1,151,609
Whirlpool Corp.	2,729	573,608
Williams-Sonoma, Inc.(b)	3,341	536,364
		61,128,300
Consumer Staples-14.52%
Altria Group, Inc.	82,638	4,204,622
Andersons, Inc. (The)	1,518	57,836
Archer-Daniels-Midland Co.	25,159	1,886,925
Brown-Forman Corp., Class B	13,922	938,761
Casey’s General Stores, Inc.	1,692	317,775
Church & Dwight Co., Inc.	10,983	1,127,405
Clorox Co. (The)	5,527	927,762
Coca-Cola Co. (The)	194,819	11,885,907
Colgate-Palmolive Co.	37,907	3,125,432
Costco Wholesale Corp.	19,939	10,071,787
Flowers Foods, Inc.	9,514	267,629
Hershey Co. (The)	6,529	1,286,670
Hormel Foods Corp.	24,414	1,158,933
Ingredion, Inc.	2,984	282,585
J&J Snack Foods Corp.(b)	870	131,970
JM Smucker Co. (The)	4,866	684,062
Kellogg Co.	15,354	967,302
Kimberly-Clark Corp.	15,154	2,085,948
Kroger Co. (The)	33,458	1,458,434
Lancaster Colony Corp.	1,255	199,256
McCormick & Co., Inc.	11,220	1,125,478
Nu Skin Enterprises, Inc., Class A(b)	2,247	108,283
PepsiCo, Inc.	62,395	10,826,780
Philip Morris International, Inc.	70,038	7,203,408
Procter & Gamble Co. (The)	109,107	17,506,218
SpartanNash Co.	1,639	40,270
	Shares	Value
Consumer Staples-(continued)
Sysco Corp.	23,051	$1,801,436
Tootsie Roll Industries, Inc.	1,793	60,872
Universal Corp.	1,122	61,071
Walgreens Boots Alliance, Inc.	38,945	1,937,903
Walmart, Inc.	125,740	17,579,709
WD-40 Co.(b)	625	138,913
		101,457,342
Energy-4.50%
Chevron Corp.	86,979	11,422,952
Enterprise Products Partners L.P.	98,150	2,320,266
Exxon Mobil Corp.	190,996	14,508,056
Magellan Midstream Partners L.P.	9,608	469,543
ONEOK, Inc.	20,059	1,217,180
Valero Energy Corp.	18,392	1,525,984
		31,463,981
Financials-13.53%
1st Source Corp.	1,131	56,414
Aflac, Inc.	29,764	1,869,775
Allstate Corp. (The)	12,897	1,556,281
American Equity Investment Life Holding Co.	4,168	171,472
American Financial Group, Inc.	3,817	497,279
Ameriprise Financial, Inc.	5,028	1,530,071
Arthur J. Gallagher & Co.	9,326	1,472,948
Assurant, Inc.	2,573	392,408
Atlantic Union Bankshares Corp.	3,400	138,448
AXIS Capital Holdings Ltd.	3,815	217,379
BancFirst Corp.(b)	1,485	111,301
Bank of New York Mellon Corp. (The)	37,160	2,202,102
Bank OZK	5,794	271,449
BlackRock, Inc.	6,827	5,618,211
BOK Financial Corp.(b)	3,078	315,649
Brown & Brown, Inc.	12,703	841,955
Cambridge Bancorp	318	28,474
Cboe Global Markets, Inc.	4,788	567,522
Chubb Ltd.	19,370	3,821,314
Cincinnati Financial Corp.	7,248	854,032
CME Group, Inc., Class A	16,163	3,709,409
Cohen & Steers, Inc.(b)	2,175	181,678
Comerica, Inc.	5,905	547,866
Commerce Bancshares, Inc.(b)	5,487	378,109
Community Bank System, Inc.(b)	2,434	173,836
Community Trust Bancorp, Inc.	814	35,971
Cullen/Frost Bankers, Inc.(b)	2,855	402,584
Discover Financial Services	13,189	1,526,627
Erie Indemnity Co., Class A	2,081	383,112
Evercore, Inc., Class A	1,779	222,055
FactSet Research Systems, Inc.	1,796	757,714
Fifth Third Bancorp	30,753	1,372,506
Financial Institutions, Inc.	722	23,277
First American Financial Corp.(b)	4,930	367,334
First Financial Bankshares, Inc.(b)	6,396	300,548
First Financial Corp.	587	26,350
First of Long Island Corp. (The)	1,077	23,597
Franklin Resources, Inc.	22,581	721,915
Globe Life, Inc.	4,554	465,874
Hanover Insurance Group, Inc. (The)	1,622	223,771
Hingham Institution for Savings (The)	98	38,007
Home BancShares, Inc.	7,371	173,661
Horace Mann Educators Corp.	1,867	70,965
Horizon Bancorp, Inc.	1,959	41,785
Huntington Bancshares, Inc.	65,055	979,728
See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Independent Bank Corporation	2,134	$180,003
International Bancshares Corp.	2,839	119,323
JPMorgan Chase & Co.	133,233	19,798,424
KeyCorp	41,879	1,049,488
Lakeland Bancorp, Inc.	2,283	43,217
Lazard Ltd., Class A	4,616	201,442
Lincoln National Corp.	8,140	569,637
MarketAxess Holdings, Inc.	1,828	629,709
Marsh & McLennan Cos., Inc.	22,722	3,491,008
Mercury General Corp.	2,500	136,650
Moody’s Corp.	8,352	2,864,736
Morningstar, Inc.	1,940	557,575
Northwest Bancshares, Inc.	5,696	80,371
Old Republic International Corp.	13,799	353,668
PNC Financial Services Group, Inc. (The)	19,021	3,918,136
Primerica, Inc.	1,801	277,966
Principal Financial Group, Inc.	11,916	870,583
Prosperity Bancshares, Inc.(b)	4,153	304,207
Prudential Financial, Inc.	17,011	1,897,917
Raymond James Financial, Inc.	9,276	982,050
Reinsurance Group of America, Inc.	3,032	348,165
RenaissanceRe Holdings Ltd. (Bermuda)	2,073	325,813
RLI Corp.	2,038	213,542
S&P Global, Inc.	10,839	4,500,570
Sandy Spring Bancorp, Inc.	2,055	97,222
SEI Investments Co.	6,284	368,305
Southside Bancshares, Inc.(b)	1,472	61,677
State Street Corp.	16,447	1,554,242
Stock Yards Bancorp, Inc.(b)	1,212	72,211
T. Rowe Price Group, Inc.	10,098	1,559,434
Tompkins Financial Corp.	668	53,146
Travelers Cos., Inc. (The)	11,067	1,839,114
Truist Financial Corp.	60,043	3,771,901
U.S. Bancorp	66,687	3,880,517
UMB Financial Corp.	2,180	214,621
United Bankshares, Inc.	5,816	205,479
Unum Group	9,198	233,445
W.R. Berkley Corp.	7,954	672,113
Washington Federal, Inc.	2,924	102,398
Washington Trust Bancorp, Inc.	790	45,093
Webster Financial Corp.	4,081	231,842
WesBanco, Inc.	2,833	100,543
Westamerica Bancorporation	1,225	71,148
		94,531,414
Health Care-14.36%
Abbott Laboratories	79,790	10,170,033
AmerisourceBergen Corp.	9,365	1,275,513
Atrion Corp.(b)	82	49,644
Becton, Dickinson and Co.	12,776	3,246,893
Bristol-Myers Squibb Co.	99,836	6,478,358
Cardinal Health, Inc.	12,674	653,598
Chemed Corp.(b)	702	329,175
Ensign Group, Inc. (The)	2,494	188,122
Johnson & Johnson	118,678	20,447,033
McKesson Corp.	6,867	1,762,896
Medtronic PLC	60,541	6,265,388
Merck & Co., Inc.	114,063	9,293,853
National HealthCare Corp.	703	45,976
Perrigo Co. PLC	6,025	229,372
Pfizer, Inc.	253,182	13,340,160
STERIS PLC	4,511	1,012,268
Stryker Corp.	16,976	4,210,897
	Shares	Value
Health Care-(continued)
UnitedHealth Group, Inc.	42,478	$20,073,829
West Pharmaceutical Services, Inc.	3,328	1,308,636
		100,381,644
Industrials-12.85%
3M Co.	25,926	4,304,234
A.O. Smith Corp.	5,998	458,367
ABM Industries, Inc.	3,016	125,737
Applied Industrial Technologies, Inc.	1,754	171,857
Brady Corp., Class A	2,177	113,030
C.H. Robinson Worldwide, Inc.	5,852	612,412
Carlisle Cos., Inc.	2,359	527,095
Caterpillar, Inc.	24,341	4,906,172
Cintas Corp.	4,640	1,816,699
CSX Corp.	99,764	3,413,924
Cummins, Inc.	6,422	1,418,491
Donaldson Co., Inc.	5,561	309,525
Douglas Dynamics, Inc.	1,048	38,283
Dover Corp.	6,465	1,098,468
Eaton Corp. PLC	17,925	2,839,858
Emerson Electric Co.	26,751	2,459,754
Expeditors International of Washington, Inc.	7,624	872,796
Fastenal Co.	25,876	1,466,652
Franklin Electric Co., Inc.	2,092	181,586
GATX Corp.(b)	1,619	169,105
General Dynamics Corp.	12,557	2,663,340
Gorman-Rupp Co. (The)	1,191	47,771
Graco, Inc.	7,650	555,084
Healthcare Services Group, Inc.(b)	3,349	60,918
HEICO Corp.(b)	2,448	333,883
Hillenbrand, Inc.	3,244	150,781
HNI Corp.	1,961	82,244
Honeywell International, Inc.	30,966	6,331,928
Hubbell, Inc.	2,456	459,984
IDEX Corp.	3,417	736,158
Illinois Tool Works, Inc.	14,112	3,301,079
Insperity, Inc.	1,756	188,823
ITT, Inc.	3,853	354,168
J.B. Hunt Transport Services, Inc.	4,713	907,441
L3Harris Technologies, Inc.	8,822	1,846,356
Lennox International, Inc.	1,669	473,362
Lincoln Electric Holdings, Inc.	2,667	340,949
Lindsay Corp.	499	62,999
Lockheed Martin Corp.	12,400	4,825,212
ManpowerGroup, Inc.	2,448	256,722
Matthews International Corp., Class A	1,435	50,397
McGrath RentCorp	1,106	84,288
MSA Safety, Inc.	1,788	245,671
MSC Industrial Direct Co., Inc., Class A	2,110	172,260
Nordson Corp.	2,625	610,417
Northrop Grumman Corp.	7,129	2,637,017
Raytheon Technologies Corp.	67,325	6,072,042
Regal Rexnord Corp.	3,040	481,779
Republic Services, Inc.	14,259	1,820,304
Resources Connection, Inc.	1,513	26,372
Robert Half International, Inc.	5,001	566,413
Rockwell Automation, Inc.	5,214	1,507,993
Roper Technologies, Inc.	4,735	2,069,953
Ryder System, Inc.	2,423	177,339
Snap-on, Inc.	2,425	505,006
Standex International Corp.	557	55,338
Stanley Black & Decker, Inc.	7,334	1,280,883
Tennant Co.	845	65,209

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
Toro Co. (The)	4,779	$461,556
Trane Technologies PLC	10,681	1,848,881
Trinity Industries, Inc.(b)	4,390	126,125
Union Pacific Corp.	28,923	7,073,120
United Parcel Service, Inc., Class B	32,798	6,632,084
W.W. Grainger, Inc.	2,324	1,150,636
Waste Management, Inc.	18,831	2,832,936
		89,837,266
Information Technology-16.77%
Accenture PLC, Class A	28,411	10,045,561
Analog Devices, Inc.	24,180	3,964,795
Automatic Data Processing, Inc.	18,964	3,909,808
Badger Meter, Inc.	1,334	134,961
Broadcom, Inc.	18,588	10,890,337
Broadridge Financial Solutions, Inc.	5,241	834,472
Cass Information Systems, Inc.	639	25,995
Corning, Inc.	38,388	1,613,832
HP, Inc.	51,856	1,904,671
International Business Machines Corp.	40,342	5,388,481
Jack Henry & Associates, Inc.	3,326	558,136
KLA Corp.	6,814	2,652,486
Littelfuse, Inc.	1,123	303,176
Microchip Technology, Inc.	24,951	1,933,203
Microsoft Corp.	82,702	25,718,668
Oracle Corp.	123,319	10,008,570
Paychex, Inc.	16,217	1,909,714
QUALCOMM, Inc.	50,369	8,852,855
TE Connectivity Ltd.	14,679	2,099,244
Texas Instruments, Inc.	41,536	7,455,297
Visa, Inc., Class A(b)	75,331	17,037,612
		117,241,874
Materials-3.19%
Air Products and Chemicals, Inc.	9,973	2,813,583
Albemarle Corp.	5,259	1,160,872
AptarGroup, Inc.	2,952	346,270
Ashland Global Holdings, Inc.	2,568	246,631
Avery Dennison Corp.	3,725	765,190
Balchem Corp.	1,477	217,030
Celanese Corp.	4,889	761,266
Eastman Chemical Co.	6,055	720,121
Ecolab, Inc.	12,892	2,442,389
H.B. Fuller Co.	2,371	170,167
Hawkins, Inc.	963	35,939
International Flavors & Fragrances, Inc.	11,457	1,511,407
International Paper Co.	17,408	839,936
Neenah, Inc.	764	35,220
Nucor Corp.	12,860	1,304,004
Packaging Corp. of America	4,281	644,847
PPG Industries, Inc.	10,675	1,667,435
Quaker Chemical Corp.	816	170,683
Reliance Steel & Aluminum Co.	2,807	429,134
Royal Gold, Inc.	2,943	298,862
RPM International, Inc.	5,840	517,482
Scotts Miracle-Gro Co. (The)(b)	2,490	376,488
Sensient Technologies Corp.	1,891	160,243
Sherwin-Williams Co. (The)	11,806	3,382,537
Silgan Holdings, Inc.	4,959	222,064
Sonoco Products Co.(b)	4,433	251,085
Stepan Co.	1,022	112,584
	Shares	Value
Materials-(continued)
Westlake Chemical Corp.	5,753	$567,534
Worthington Industries, Inc.(b)	2,280	123,530
		22,294,533
Real Estate-1.86%
Alexandria Real Estate Equities, Inc.(b)	6,966	1,357,255
CubeSmart	9,852	499,890
Digital Realty Trust, Inc.	12,765	1,904,921
Douglas Emmett, Inc.	7,902	246,700
Equity LifeStyle Properties, Inc.	8,257	646,441
Essex Property Trust, Inc.	2,918	970,235
Extra Space Storage, Inc.	6,030	1,195,086
Federal Realty Investment Trust(b)	3,497	445,833
Iron Mountain, Inc.	13,028	598,246
Mid-America Apartment Communities, Inc.	5,175	1,069,569
National Health Investors, Inc.	2,066	119,477
National Retail Properties, Inc.	7,908	350,957
Omega Healthcare Investors, Inc.	10,747	338,316
Realty Income Corp.	25,450	1,766,484
UDR, Inc.	13,898	789,962
Universal Health Realty Income Trust	629	36,671
W.P. Carey, Inc.	8,369	649,434
		12,985,477
Utilities-5.14%
ALLETE, Inc.	2,372	151,405
Alliant Energy Corp.	11,266	674,383
American Electric Power Co., Inc.	22,665	2,048,916
American States Water Co.	1,684	155,315
American Water Works Co., Inc.	8,178	1,315,022
Atmos Energy Corp.	5,963	639,353
Avista Corp.	3,177	141,249
Black Hills Corp.	2,860	193,736
Brookfield Infrastructure Partners L.P. (Canada)	13,716	809,793
California Water Service Group	2,374	147,402
Chesapeake Utilities Corp.	803	109,377
CMS Energy Corp.	13,035	839,193
Consolidated Edison, Inc.	15,905	1,374,987
DTE Energy Co.	8,709	1,048,825
Duke Energy Corp.	34,605	3,635,601
Edison International	17,098	1,073,583
Essential Utilities, Inc.	11,375	554,418
Evergy, Inc.	10,306	669,478
Eversource Energy	15,477	1,385,037
MDU Resources Group, Inc.	9,147	268,647
MGE Energy, Inc.	1,649	127,682
Middlesex Water Co.	798	80,790
National Fuel Gas Co.	4,108	249,479
New Jersey Resources Corp.(b)	4,325	173,908
NextEra Energy, Inc.	88,619	6,922,916
Northwest Natural Holding Co.	1,401	66,323
NorthWestern Corp.	2,440	141,813
OGE Energy Corp.	9,003	341,394
Portland General Electric Co.	4,027	211,579
PPL Corp.	33,756	1,001,878
Sempra Energy	14,361	1,984,116
SJW Group	1,360	93,650
South Jersey Industries, Inc.	5,052	126,401
Southern Co. (The)	47,675	3,312,936
Southwest Gas Holdings, Inc.	2,728	185,995
Spire, Inc.	2,332	153,726
UGI Corp.	9,415	426,970

See accompanying notes which are an integral part of this schedule.

Invesco Dividend AchieversTM ETF (PFM)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Utilities-(continued)
WEC Energy Group, Inc.	14,183	$1,376,318
Xcel Energy, Inc.	24,237	1,688,349
York Water Co. (The)	598	27,161
		35,929,104
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $542,246,002)		698,780,150
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.44%
Invesco Private Government Fund, 0.02%(c)(d)(e)	7,213,273	7,213,273
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(c)(d)(e)	16,827,605	$16,830,970
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,045,266)		24,044,243
TOTAL INVESTMENTS IN SECURITIES-103.42% (Cost $566,291,268)		722,824,393
OTHER ASSETS LESS LIABILITIES-(3.42)%		(23,917,664)
NET ASSETS-100.00%		$698,906,729

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$504,143	$15,996,570	$(16,500,713)	$-	$-	$-	$148
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	698,686	38,896,165	(32,381,578)	-	-	7,213,273	525*
Invesco Private Prime Fund	1,124,866	89,675,528	(73,965,989)	(1,023)	(2,412)	16,830,970	6,799*
Total	$2,327,695	$144,568,263	$(122,848,280)	$(1,023)	$(2,412)	$24,044,243	$7,472

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dow Jones Industrial Average Dividend ETF (DJD)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Communication Services-6.48%
Verizon Communications, Inc.	223,494	$11,896,586
Consumer Discretionary-7.52%
Home Depot, Inc. (The)	16,189	5,941,039
McDonald’s Corp.	24,135	6,261,826
NIKE, Inc., Class B	10,843	1,605,523
		13,808,388
Consumer Staples-16.20%
Coca-Cola Co. (The)	142,485	8,693,010
Procter & Gamble Co. (The)	45,021	7,223,620
Walgreens Boots Alliance, Inc.	202,124	10,057,690
Walmart, Inc.	27,045	3,781,161
		29,755,481
Energy-10.95%
Chevron Corp.	153,117	20,108,855
Financials-10.62%
American Express Co.	17,344	3,118,798
Goldman Sachs Group, Inc. (The)	12,728	4,514,367
JPMorgan Chase & Co.	37,988	5,645,017
Travelers Cos., Inc. (The)	37,428	6,219,785
		19,497,967
Health Care-16.27%
Amgen, Inc.	38,788	8,810,306
Johnson & Johnson	38,951	6,710,868
Merck & Co., Inc.	123,222	10,040,129
UnitedHealth Group, Inc.	9,167	4,332,049
		29,893,352
Industrials-9.08%
3M Co.	43,746	7,262,711
Caterpillar, Inc.	27,271	5,496,743
Honeywell International, Inc.	19,153	3,916,405
		16,675,859
Information Technology-16.37%
Apple, Inc.	10,340	1,807,225
	Shares	Value
Information Technology-(continued)
Cisco Systems, Inc.	115,039	$6,404,221
Intel Corp.	126,828	6,191,743
International Business Machines Corp.	90,604	12,101,976
Microsoft Corp.	6,657	2,070,194
Visa, Inc., Class A(b)	6,593	1,491,139
		30,066,498
Materials-6.36%
Dow, Inc.	195,696	11,688,922
Total Common Stocks & Other Equity Interests (Cost $171,734,928)		183,391,908
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $71,041)	71,041	71,041
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $171,805,969)		183,462,949
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.79%
Invesco Private Government Fund, 0.02%(c)(d)(e)	436,590	436,590
Invesco Private Prime Fund, 0.11%(c)(d)(e)	1,018,507	1,018,711
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,455,370)		1,455,301
TOTAL INVESTMENTS IN SECURITIES-100.68% (Cost $173,261,339)		184,918,250
OTHER ASSETS LESS LIABILITIES-(0.68)%		(1,246,382)
NET ASSETS-100.00%		$183,671,868
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,023	$4,022,651	$(3,987,633)	$-	$-	$71,041	$27
See accompanying notes which are an integral part of this schedule.

Invesco Dow Jones Industrial Average Dividend ETF (DJD)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$2,942,609	$(2,506,019)	$-	$-	$436,590	$18*
Invesco Private Prime Fund	-	6,776,226	(5,757,446)	(69)	-	1,018,711	227*
Total	$36,023	$13,741,486	$(12,251,098)	$(69)	$-	$1,526,342	$272

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Financial Preferred ETF (PGF)
January 31, 2022
(Unaudited)
	Shares	Value
Preferred Stocks-99.52%
Banks-58.14%
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	822,723	$19,046,037
Series QQ, Pfd., 4.25%(b)	856,494	19,930,615
Series NN, Pfd., 4.38%(b)	987,915	23,354,311
Series LL, Pfd., 5.00%(b)	1,162,109	29,866,201
Series KK, Pfd., 5.38%(b)	1,178,939	30,864,623
Series HH, Pfd., 5.88%(b)	678,455	17,856,936
Series GG, Pfd., 6.00%(b)	1,135,225	29,629,372
Bank OZK, Series A, Pfd., 4.63%(b)	313,700	7,378,224
Citigroup, Inc.
Series K, Pfd., 6.88%(b)(c)	1,381,433	37,174,362
Series J, Pfd., 7.13%(b)(c)	839,059	22,503,562
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	434,583	10,986,258
Series D, Pfd., 6.35%(b)(c)	250,799	6,713,889
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	243,600	6,187,440
Series I, Pfd., 6.63%(b)(c)	385,452	10,565,239
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	308,832	7,958,601
First Republic Bank
Series M, Pfd., 4.00%(b)	674,570	14,874,269
Series K, Pfd., 4.13%(b)	461,699	10,545,205
Series L, Pfd., 4.25%(b)	670,437	15,353,007
Series N, Pfd., 4.50%(b)	598,618	14,229,150
Series J, Pfd., 4.70%(b)	358,672	8,787,464
Series I, Pfd., 5.50%	271,100	7,102,820
Huntington Bancshares, Inc., Series H, Pfd., 4.50%	456,444	10,762,950
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%(b)	1,688,096	39,011,899
Series JJ, Pfd., 4.55%(b)	1,251,990	30,485,956
Series LL, Pfd., 4.63%(b)	1,519,461	37,226,794
Series GG, Pfd., 4.75%(b)	731,233	18,339,324
Series DD, Pfd., 5.75%(b)	1,404,387	36,879,203
Series EE, Pfd., 6.00%(b)	1,529,167	40,691,134
KeyCorp
Series G, Pfd., 5.63%(b)	403,065	10,427,292
Series F, Pfd., 5.65%(b)	377,773	9,871,208
Series E, Pfd., 6.13%(b)(c)	440,099	12,652,846
People’s United Financial, Inc., Series A, Pfd., 5.63%(c)	228,311	6,260,288
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%(c)	1,336,216	33,832,989
Regions Financial Corp.
Series E, Pfd., 4.45%	365,893	8,646,052
Series C, Pfd., 5.70%(b)(c)	443,727	11,816,450
Series B, Pfd., 6.38%(b)(c)	431,125	12,088,745
Signature Bank, Series A, Pfd., 5.00%(b)	660,665	16,351,459
SVB Financial Group, Series A, Pfd., 5.25%(b)	319,266	8,157,246
Synovus Financial Corp., Series E, Pfd., 5.88%(b)(c)	316,599	8,459,525
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	264,821	6,869,457
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	848,706	21,574,107
Series O, Pfd., 5.25%(b)	508,166	13,415,582
U.S. Bancorp
Series L, Pfd., 3.75%(b)	481,708	10,665,015
Series M, Pfd., 4.00%(b)	702,144	16,289,741
Series K, Pfd., 5.50%(b)	474,174	12,323,782
	Shares	Value
Banks-(continued)
Wells Fargo & Co.
Series DD, Pfd., 4.25%(b)	1,072,305	$24,780,969
Series CC, Pfd., 4.38%(b)	872,965	20,505,948
Series AA, Pfd., 4.70%(b)	959,215	23,740,571
Series Z, Pfd., 4.75%(b)	1,698,203	42,183,363
Series Y, Pfd., 5.63%(b)	541,875	13,785,300
Series Q, Pfd., 5.85%(c)	1,415,891	37,025,550
Series R, Pfd., 6.63%(b)(c)	689,869	18,909,309
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(c)	269,059	6,785,668
		971,723,307
Capital Markets-14.45%
Apollo Asset Management, Inc., Series A, Pfd., 6.38%(b)	162,594	4,089,239
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	585,144	14,201,445
Series D, Pfd., 5.95%(b)	636,087	16,360,158
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(b)(c)	898,063	23,502,309
Series K, Pfd., 6.38%(b)(c)	648,353	17,531,465
Morgan Stanley
Series O, Pfd., 4.25%(b)	950,525	22,185,253
Series L, Pfd., 4.88%(b)	445,810	11,301,284
Series K, Pfd., 5.85%(c)	865,030	23,874,828
Series I, Pfd., 6.38%(c)	859,646	23,433,950
Series F, Pfd., 6.88%(c)	705,595	19,135,736
Series E, Pfd., 7.13%(b)(c)	739,721	20,031,645
Northern Trust Corp., Series E, Pfd., 4.70%(b)	360,012	9,108,304
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	439,839	12,170,345
Series D, Pfd., 5.90%(c)	691,653	18,328,804
Stifel Financial Corp., Series D, Pfd., 4.50%(b)	268,404	6,272,601
		241,527,366
Consumer Finance-5.70%
Capital One Financial Corp.
Series N, Pfd., 4.25%(b)	362,971	8,435,446
Series L, Pfd., 4.38%(b)	565,783	13,029,983
Series J, Pfd., 4.80%(b)	1,036,534	25,405,448
Series I, Pfd., 5.00%(b)	1,229,715	30,828,955
Synchrony Financial, Series A, Pfd., 5.63%(b)	673,256	17,497,923
		95,197,755
Diversified Financial Services-1.95%
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	285,589	6,662,791
Series A, Pfd., 5.25%(b)	713,548	18,288,235
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	268,832	7,702,037
		32,653,063
Insurance-17.74%
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	272,464	6,950,557
Series H, Pfd., 5.10%(b)	1,017,150	26,211,955
Series G, Pfd., 5.63%(b)	495,221	12,969,838
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(b)(c)	375,101	10,052,707
Series B, Pfd., 6.63%(b)(c)	269,417	7,408,968
American International Group, Inc., Series A, Pfd., 5.85%(b)	446,705	11,801,946
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	475,806	11,509,747
Series F, Pfd., 5.45%(b)	277,893	7,100,166
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Insurance-(continued)
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	234,769	$6,014,782
Pfd., 5.63% (Bermuda)(b)	238,052	5,998,910
Pfd., 5.95% (Bermuda)(b)(c)	230,525	6,221,870
Athene Holding Ltd.
Series D, Pfd., 4.88%(b)	534,735	13,074,271
Series B, Pfd., 5.63%(b)	302,291	7,790,039
Series A, Pfd., 6.35%(c)	760,956	21,162,186
Series C, Pfd., 6.38%(c)	512,134	13,894,195
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%(b)	492,017	12,325,026
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	227,073	5,610,974
Series C, Pfd., 5.38%(b)	512,795	12,671,164
Series A, Pfd., 6.60%(b)	418,462	11,009,735
Series B, Pfd., 6.75%(b)	357,963	9,589,829
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	360,159	10,073,647
Hartford Financial Services Group, Inc. (The), Series G, Pfd., 6.00%(b)	311,057	8,283,448
MetLife, Inc.
Series F, Pfd., 4.75%(b)	950,927	23,944,342
Series E, Pfd., 5.63%(b)	683,029	18,161,741
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	474,429	11,020,986
Series F, Pfd., 5.75% (Bermuda)(b)	208,895	5,573,319
		296,426,348
Thrifts & Mortgage Finance-1.18%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(b)(c)	466,663	12,931,232
Washington Federal, Inc., Series A, Pfd., 4.88%	268,441	6,735,184
		19,666,416
	Shares	Value
Trading Companies & Distributors-0.36%
Air Lease Corp., Series A, Pfd., 6.15%(b)(c)	227,353	$5,965,743
Total Preferred Stocks (Cost $1,697,328,141)		1,663,159,998

Money Market Funds-1.20%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $20,013,435)	20,013,435	20,013,435
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.72% (Cost $1,717,341,576)		1,683,173,433
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.06%
Invesco Private Government Fund, 0.02%(d)(e)(f)	20,348,525	20,348,525
Invesco Private Prime Fund, 0.11%(d)(e)(f)	47,537,935	47,547,441
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,897,106)		67,895,966
TOTAL INVESTMENTS IN SECURITIES-104.78% (Cost $1,785,238,682)		1,751,069,399
OTHER ASSETS LESS LIABILITIES-(4.78)%		(79,876,930)
NET ASSETS-100.00%		$1,671,192,469

Investment Abbreviations:
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,481,962	$284,003,344	$(275,471,871)	$-	$-	$20,013,435	$2,195
See accompanying notes which are an integral part of this schedule.

Invesco Financial Preferred ETF (PGF)—(continued)
January 31, 2022
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$27,670,665	$63,554,050	$(70,876,190)	$-	$-	$20,348,525	$2,321*
Invesco Private Prime Fund	41,510,348	133,397,802	(127,351,824)	(1,140)	(7,745)	47,547,441	32,176*
Total	$80,662,975	$480,955,196	$(473,699,885)	$(1,140)	$(7,745)	$87,909,401	$36,692

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Equity Dividend AchieversTM ETF (PEY)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Banks-9.20%
Comerica, Inc.	170,959	$15,861,576
Huntington Bancshares, Inc.(b)	1,166,368	17,565,502
Northwest Bancshares, Inc.	1,917,655	27,058,112
United Bankshares, Inc.(b)	469,464	16,586,163
WesBanco, Inc.(b)	529,294	18,784,644
		95,855,997
Beverages-1.53%
Coca-Cola Co. (The)	261,270	15,940,083
Capital Markets-3.26%
Franklin Resources, Inc.(b)	456,624	14,598,269
Lazard Ltd., Class A	443,094	19,336,622
		33,934,891
Commercial Services & Supplies-1.36%
HNI Corp.(b)	338,758	14,207,511
Containers & Packaging-1.84%
International Paper Co.	396,331	19,122,971
Diversified Telecommunication Services-6.28%
AT&T, Inc.	1,671,755	42,629,753
Verizon Communications, Inc.	427,296	22,744,966
		65,374,719
Electric Utilities-12.07%
ALLETE, Inc.	313,823	20,031,322
Duke Energy Corp.	177,390	18,636,593
Edison International	266,155	16,711,873
OGE Energy Corp.	587,868	22,291,955
PPL Corp.(b)	917,557	27,233,092
Southern Co. (The)	300,419	20,876,116
		125,780,951
Food & Staples Retailing-1.93%
Walgreens Boots Alliance, Inc.	403,109	20,058,704
Food Products-4.40%
Flowers Foods, Inc.	533,023	14,993,937
JM Smucker Co. (The)	101,185	14,224,587
Kellogg Co.	264,101	16,638,363
		45,856,887
Gas Utilities-5.61%
National Fuel Gas Co.	230,565	14,002,212
Northwest Natural Holding Co.	442,669	20,955,951
South Jersey Industries, Inc.(b)	937,984	23,468,360
		58,426,523
Health Care Providers & Services-1.94%
Cardinal Health, Inc.(b)	391,276	20,178,103
Household Durables-1.65%
Leggett & Platt, Inc.(b)	430,364	17,150,005
Household Products-1.49%
Kimberly-Clark Corp.	113,133	15,572,757
Industrial Conglomerates-1.40%
3M Co.	87,631	14,548,499
Insurance-9.64%
Mercury General Corp.(b)	416,077	22,742,769
Old Republic International Corp.	648,577	16,623,028
	Shares	Value
Insurance-(continued)
Principal Financial Group, Inc.(b)	222,138	$16,229,402
Prudential Financial, Inc.	188,347	21,013,875
Unum Group(b)	938,650	23,822,937
		100,432,011
IT Services-2.53%
International Business Machines Corp.	197,595	26,392,764
Multi-Utilities-5.83%
Avista Corp.(b)	487,858	21,690,167
Consolidated Edison, Inc.	220,271	19,042,428
NorthWestern Corp.	344,349	20,013,564
		60,746,159
Oil, Gas & Consumable Fuels-10.88%
Chevron Corp.	178,409	23,430,454
Exxon Mobil Corp.	417,222	31,692,183
ONEOK, Inc.	447,103	27,130,210
Valero Energy Corp.	374,529	31,074,671
		113,327,518
Pharmaceuticals-2.69%
Merck & Co., Inc.	193,728	15,784,957
Pfizer, Inc.	231,324	12,188,462
		27,973,419
Road & Rail-0.99%
Ryder System, Inc.	141,453	10,352,945
Tobacco-9.97%
Altria Group, Inc.	819,408	41,691,479
Philip Morris International, Inc.	281,153	28,916,586
Universal Corp.	611,904	33,305,935
		103,914,000
Trading Companies & Distributors-1.62%
MSC Industrial Direct Co., Inc., Class A(b)	207,327	16,926,176
Wireless Telecommunication Services-1.81%
Telephone & Data Systems, Inc.(b)	951,856	18,846,749
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $925,609,330)		1,040,920,342
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.68%
Invesco Private Government Fund, 0.02%(c)(d)(e)	11,515,510	11,515,510
Invesco Private Prime Fund, 0.11%(c)(d)(e)	26,864,151	26,869,523
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,385,318)		38,385,033
TOTAL INVESTMENTS IN SECURITIES-103.60% (Cost $963,994,648)		1,079,305,375
OTHER ASSETS LESS LIABILITIES-(3.60)%		(37,506,632)
NET ASSETS-100.00%		$1,041,798,743
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Equity Dividend AchieversTM ETF (PEY)—(continued)
January 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$25,342,434	$(25,342,434)	$-	$-	$-	$163
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,776,139	134,003,166	(130,263,795)	-	-	11,515,510	1,105*
Invesco Private Prime Fund	11,664,209	256,016,432	(240,804,590)	(285)	(6,243)	26,869,523	15,237*
Total	$19,440,348	$415,362,032	$(396,410,819)	$(285)	$(6,243)	$38,385,033	$16,505

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Dividend AchieversTM ETF (PID)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Brazil-4.60%
Cia Paranaense de Energia, ADR(a)	4,718,909	$30,956,043
Canada-65.80%
Agnico Eagle Mines Ltd.(a)	247,321	11,816,997
Algonquin Power & Utilities Corp.(a)	1,558,271	22,267,693
Bank of Montreal(a)	137,268	15,535,992
Bank of Nova Scotia (The)	322,220	23,186,951
BCE, Inc.(a)	476,902	24,922,899
Brookfield Asset Management, Inc., Class A(a)	71,937	3,963,729
Brookfield Infrastructure Partners L.P.	276,776	16,340,855
Brookfield Renewable Partners L.P.	403,802	13,547,557
Canadian Imperial Bank of Commerce(a)	163,419	20,512,353
Canadian National Railway Co.	52,883	6,436,919
Canadian Natural Resources Ltd.(a)	384,280	19,567,538
Canadian Pacific Railway Ltd.(a)	53,930	3,850,602
Enbridge, Inc.	663,685	28,053,965
FirstService Corp.	8,335	1,328,432
Fortis, Inc.(a)	383,118	18,209,599
Franco-Nevada Corp.(a)	25,899	3,426,179
Imperial Oil Ltd.(a)	313,044	12,809,760
Magna International, Inc.(a)	133,080	10,727,579
Manulife Financial Corp.(a)	1,215,936	25,315,787
Open Text Corp.	160,287	7,671,336
Pembina Pipeline Corp.	840,303	26,679,620
Restaurant Brands International, Inc.(a)	294,427	16,479,079
Ritchie Bros. Auctioneers, Inc.	89,395	5,449,519
Royal Bank of Canada	153,846	17,544,598
Stantec, Inc.	77,040	4,086,972
Sun Life Financial, Inc.(a)	273,534	15,482,024
TC Energy Corp.(a)	531,057	27,429,094
TELUS Corp.(a)	839,988	19,764,918
TFI International, Inc.	38,854	3,741,640
Toronto-Dominion Bank (The)	211,596	16,934,028
		443,084,214
Colombia-1.11%
Bancolombia S.A., ADR	210,228	7,479,912
France-2.88%
Sanofi, ADR	373,384	19,415,968
Germany-3.14%
Fresenius Medical Care AG & Co. KGaA, ADR	403,501	13,650,439
SAP SE, ADR	60,080	7,522,617
		21,173,056
India-1.40%
Infosys Ltd., ADR(a)	346,039	8,156,139
Reliance Industries Ltd., GDR(b)	20,201	1,287,814
		9,443,953
	Shares	Value
Ireland-1.61%
CRH PLC, ADR(a)	215,672	$10,872,025
Mexico-2.72%
America Movil S.A.B. de C.V., Class L, ADR	572,058	10,789,014
Fomento Economico Mexicano, S.A.B. de C.V., ADR	99,761	7,504,022
		18,293,036
Switzerland-3.65%
Logitech International S.A., Class R(a)	64,941	5,415,430
Novartis AG, ADR	220,511	19,164,611
		24,580,041
Taiwan-1.67%
Silicon Motion Technology Corp., ADR	142,325	11,243,675
United Kingdom-9.88%
Diageo PLC, ADR(a)	42,105	8,587,315
Linde PLC	17,933	5,714,888
National Grid PLC, ADR(a)	345,036	25,253,185
RELX PLC, ADR(a)	303,805	9,305,547
Unilever PLC, ADR(a)	343,786	17,667,163
		66,528,098
United States-1.43%
Amdocs Ltd.	126,426	9,594,469
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $561,982,155)		672,664,490
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.49%
Invesco Private Government Fund, 0.02%(c)(d)(e)	63,482,774	63,482,774
Invesco Private Prime Fund, 0.11%(c)(d)(e)	148,556,707	148,586,414
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $212,072,189)		212,069,188
TOTAL INVESTMENTS IN SECURITIES-131.38% (Cost $774,054,344)		884,733,678
OTHER ASSETS LESS LIABILITIES-(31.38)%		(211,334,834)
NET ASSETS-100.00%		$673,398,844
See accompanying notes which are an integral part of this schedule.

Invesco International Dividend AchieversTM ETF (PID)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2022.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2022.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$21,435,519	$(21,435,519)	$-	$-	$-	$114
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,104,517	410,624,519	(368,246,262)	-	-	63,482,774	4,223*
Invesco Private Prime Fund	31,790,276	717,994,374	(601,177,729)	(3,001)	(17,506)	148,586,414	56,325*
Investments in Other Affiliates:
Cia Paranaense de Energia, ADR**	19,434,901	8,557,151	(2,074,905)	5,110,128	(71,232)	30,956,043	2,046,674
Total	$72,329,694	$1,158,611,563	$(992,934,415)	$5,107,127	$(88,738)	$243,025,231	$2,107,336

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of January 31, 2022, this security was not considered as an affiliate of the Fund.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,495,554,264	$-	$-	$1,495,554,264
Money Market Funds	1,256,678	126,850,620	-	128,107,298
Total Investments	$1,496,810,942	$126,850,620	$-	$1,623,661,562
Invesco Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$698,780,150	$-	$-	$698,780,150
Money Market Funds	-	24,044,243	-	24,044,243
Total Investments	$698,780,150	$24,044,243	$-	$722,824,393
Invesco Dow Jones Industrial Average Dividend ETF
Investments in Securities
Common Stocks & Other Equity Interests	$183,391,908	$-	$-	$183,391,908
Money Market Funds	71,041	1,455,301	-	1,526,342
Total Investments	$183,462,949	$1,455,301	$-	$184,918,250
Invesco Financial Preferred ETF
Investments in Securities
Preferred Stocks	$1,663,159,998	$-	$-	$1,663,159,998
Money Market Funds	20,013,435	67,895,966	-	87,909,401
Total Investments	$1,683,173,433	$67,895,966	$-	$1,751,069,399
Invesco High Yield Equity Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,040,920,342	$-	$-	$1,040,920,342
Money Market Funds	-	38,385,033	-	38,385,033
Total Investments	$1,040,920,342	$38,385,033	$-	$1,079,305,375

	Level 1	Level 2	Level 3	Total
Invesco International Dividend AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$672,664,490	$-	$-	$672,664,490
Money Market Funds	-	212,069,188	-	212,069,188
Total Investments	$672,664,490	$212,069,188	$-	$884,733,678